GOODWILL AND INTANGIBLE ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Goodwill	$ 43,383	262,631	262,631
Less: accumulated impairment losses	(43,383)	(262,631)	(262,631)
Balance as of December 31	$ 0	0	0